Intangible Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Intangible Assets
8.	INTANGIBLE ASSETS
Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Finite-lived intangible asset:
Software	5,796,893	9,440,222	1,368,704
Less: Accumulated amortization	(2,956,852)	(4,213,847)	(610,950)

Total finite-lived intangible asset	2,840,041	5,226,375	757,754

Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	6,247,680

Total infinite-lived intangible asset	43,091,503	43,091,503	6,247,680

	45,931,544	48,317,878	7,005,434

Amortization expenses of finite-lived intangible asset for the years ended December 31, 2020, 2021 and 2022 were RMB393,547, RMB588,456 and RMB1,256,995 (US$182,247), respectively.
The estimated useful life of the intangible assets are
6-10
years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2023	2024	2025	2026	2027
	RMB	RMB	RMB	RMB	RMB
Software	1,257,606	1,010,211	996,352	937,541	904,884

	US$	US$	US$	US$	US$
Software	182,336	146,467	144,457	135,931	131,196

*
The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC 805.